Long-term debt (Details) - USD ($)		12 Months Ended
	Jun. 11, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest costs capitalized		$ 0	$ 0	$ 0
Notes Due 2030 | Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Face amount	$ 100,000,000
Fixed interest rate	5.25%
Basis spread on variable rate	4.43%
Payments of debt issuance costs	$ 2,300,000
Series B Notes Due 2020 | Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Repayments of debt	$ 45,000,000